Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of effects from lease agreements on the consolidated statements of income

Leasing in the consolidated statements of income
in € THOUS
	2022	2021	2020
Depreciation on right-of-use assets	746,471	690,476	703,999
Impairments on right-of-use assets	27,646	18,696	3,496
Expenses relating to short-term leases	52,420	44,923	49,532
Expenses relating to leases of low-value assets	17,421	23,177	27,359
Expenses relating to variable lease payments	13,803	12,158	12,442
Income from subleasing right-of-use assets	3,340	3,119	4,165
Interest expense on lease liabilities	151,317	143,160	159,148

Schedule of acquisition costs and the accumulated depreciation of right-of-use assets

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2022	translation	group	Additions	Reclassifications	Disposals	2022

Right-of-use assets: Land	38,094	283	—	1,922	—	(1,419)	38,880
Right-of-use assets: Buildings and improvements	5,952,476	261,708	(15,928)	492,086	(4,122)	(75,814)	6,610,406
Right-of-use assets: Machinery and equipment	389,894	21,241	—	37,508	(43,747)	(73,996)	330,900
Right-of-use assets	6,380,464	283,232	(15,928)	531,516	(47,869)	(151,229)	6,980,186

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2021	translation	group	Additions	Reclassifications	Disposals	2021

Right-of-use assets: Land	34,510	782	20	4,917	—	(2,135)	38,094
Right-of-use assets: Buildings and improvements	5,017,785	346,627	40,808	614,918	1,266	(68,928)	5,952,476
Right-of-use assets: Machinery and equipment	390,902	27,947	(587)	31,561	(48,975)	(10,954)	389,894
Right-of-use assets	5,443,197	375,356	40,241	651,396	(47,709)	(82,017)	6,380,464

Depreciation
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2022	translation	group	Additions	loss	Reclassifications	Disposals	2022

Right-of-use assets: Land	11,344	5	—	4,374	217	—	(1,199)	14,741
Right-of-use assets: Buildings and improvements	1,804,045	71,885	(6,300)	684,277	27,249	251	(47,771)	2,533,636
Right-of-use assets: Machinery and equipment	248,635	13,076	—	57,820	180	(3,465)	(71,563)	244,683
Right-of-use assets	2,064,024	84,966	(6,300)	746,471	27,646	(3,214)	(120,533)	2,793,060

Depreciation
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2021	translation	group	Additions	loss	Reclassifications	Disposals	2021

Right-of-use assets: Land	8,106	222	6	4,149	3	—	(1,142)	11,344
Right-of-use assets: Buildings and improvements	1,120,019	93,757	(2,170)	613,994	17,621	477	(39,653)	1,804,045
Right-of-use assets: Machinery and equipment	185,184	15,456	(214)	72,333	1,072	(15,720)	(9,476)	248,635
Right-of-use assets	1,313,309	109,435	(2,378)	690,476	18,696	(15,243)	(50,271)	2,064,024

Book value
in € THOUS
	December 31,	December 31,
	2022	2021
Right-of-use assets: Land	24,139	26,750
Right-of-use assets: Buildings and improvements	4,076,770	4,148,431
Right-of-use assets: Machinery and equipment	86,217	141,259
Right-of-use assets	4,187,126	4,316,440